FMC Excelsior Focus Equity ETF

FMCX

a series of Northern Lights Fund Trust IV

Supplement dated January 3, 2023

To the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) of FMC Excelsior Focus Equity ETF (the “Fund”) dated April 18, 2022

______________________________________________________________________

Effective January 1, 2023, the Fund’s adviser name has changed to “First Manhattan Co. LLC.” Therefore, all references to the adviser are replaced in the Fund’s Prospectus, Summary Prospectus and SAI.

______________________________________________________________________

You should read this Supplement in conjunction with the Fund’s Prospectus, Summary Prospectus and SAI dated April 18, 2022 which provide information that you should know about the Fund before investing. The Fund’s Prospectus, Summary Prospectus and SAI have each been filed with the Securities and Exchange Commission and are incorporated by reference. Copies of these documents may be obtained without charge by visiting www.firstmanhattan.com or by calling 1-888-530-2448.